2. Summary of Significant Accounting Policies: Foreign Currency Translation (Policies)	1 Months Ended
Feb. 28, 2014
Policies
Foreign Currency Translation	Foreign currency translation The Company’s functional currency and its reporting currency is the United States Dollar.